PUT RIGHT LIABILITY	6 Months Ended
Sep. 30, 2025
Put Right Liability
PUT RIGHT LIABILITY

NOTE 11. PUT RIGHT LIABILITY

On September 2, 2025, the Company entered into five Side Letter Agreements (“Side Letters”) with certain investors to repurchase its outstanding ordinary shares, as well as pre-funded warrants to purchase ordinary shares held by these investors at the option of the holders and on August 25, 2025, the Company entered into a Treasury Management Agreement with DWF MaaS Limited whereby DWF is entitled to convert the Ordinary Shares it subscribed for in the September 2025 private placement into an equivalent value of TON from the amount of TON held by DWF on behalf of the Company up to a maximum value of $15.0 million (collectively, the “Contingent Put Options”). A total of 2,266,890 and 265,000 ordinary shares and an additional 745,226 and 2,513,240 pre-funded warrants to purchase ordinary shares were subject to repurchase as defined within the Side Letters and Treasury Management Agreement, respectively, with various right expiration dates between March 2026 and September 2026. In the event the holders exercise their Contingent Put Options, the Company is obligated to settle the contract by transferring the same amount of USDC, Liquid TON, or Locked TON based on the Original Consideration within each Side Letter or Treasury Management Agreement with no adjustment for value. As of September 30, 2025, a total of 2,531,890 ordinary shares and an additional 3,258,466 pre-funded warrants to purchase ordinary shares were still subject to repurchase on various settlement dates through September 2026.

At inception, the outstanding Contingent Put Options were determined to have a fair value of $16.1 million, net of issuance costs of $2.0 million, which was included within Put right liability within the Company’s condensed consolidated balance sheet. As of September 30, 2025, the outstanding Contingent Put Options were remeasured to fair value of $17.9 million, with the remeasurement change in fair value of $1.8 million recorded within other losses in the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss).